UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  2960 Post Road, Suite 200
          Southport, Connecticut 06490


13F File Number: 28-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 254-8727


Signature, Place and Date of Signing:

/s/ Terence M. Hogan          Southport, Connecticut           May 16, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total: $143,478
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name

1.          028-10546                         Addison Clark Capital, L.L.C.
2.          028-10545                         Addison Clark Fund, L.P.
3.          028-10547                         Addison Clark Offshore Fund, Ltd.
----        -------------------               ------------------------------

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
                                                    FORM 13F INFORMATION TABLE

   COLUMN 1                        COLUMN 2        COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8

                                                               VALUE     SHRS OR  SHRS PUT/   INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP      (X$1000)   PRN AMT  PRN  CALL   DISCRETION MANAGER  SOLE  SHARED NONE
--------------                  --------------     -----      --------   -------  ---  ----   ------------------  ----  -----------
AFC ENTERPRISES INC             COM              00104Q107         13,765   539600 SH      Shared  1, 2, 3         539600
AGERE SYS                       CL A             00845V100          1,716  1200000 SH      Shared  1, 2, 3        1200000
ALICO INC                       COM              016230104          2,199    41723 SH      Shared  1, 2, 3          41723
APPLERA CORP                    COM CE GEN GRP   038020202          1,845   180000 SH      Shared  1, 2, 3         180000
ARQULE INC                      COM              04269E107          1,030   219700 SH      Shared  1, 2, 3         219700
AWARE INC MASS                  COM              05453N100            286    65600 SH      Shared  1, 2, 3          65600
CAMECO                          COM              13321L108         14,152   319900 SH      Shared  1, 2, 3         319900
DEL MONTE FOODS COM             COM              24522P103          9,006   830000 SH      Shared  1, 2, 3         830000
EL PASO CORP                    COM              28336L109         10,189   963000 SH      Shared  1, 2, 3         963000
FREESCALE SEMICONDUCTOR, INC    COMCL A          35687M107         10,509   620000 SH      Shared  1, 2, 3         620000
GENESIS MICROCHIP INC DEL       COM              37184C103          1,373    95000 SH      Shared  1, 2, 3          95000
GTECH HOLDINGS CORP             COM              400518106         13,247   563000 SH      Shared  1, 2, 3         563000
ITT EDUCATIONAL SERVICES INC    COM              45068B109         12,610   260000 SH      Shared  1, 2, 3         260000
LIBERTY MEDIA INTL INC          COM SER A        530719103         10,060   230000 SH      Shared  1, 2, 3         230000
M T R GAMING GROUP INC          COM              553769100          5,819   469258 SH      Shared  1, 2, 3         469258
MEDIACOM COMMUNICATIONS CORP    CL  A            58446K105          5,634   861500 SH      Shared  1, 2, 3         861500
MIKOHN GAMING CORP              COM              59862K108            902    71800 SH      Shared  1, 2, 3          71800
MITCHAM INDS INC                COM              606501104          2,624   377000 SH      Shared  1, 2, 3         377000
NEOSE TECHNOLOGIES INC          COM              640522108          1,120   434163 SH      Shared  1, 2, 3         434163
PARADYNE NETWORKS INC           COM              69911G107          1,045   500000 SH      Shared  1, 2, 3         500000
PINNACLE ENTMT INC              COM              723456109         12,133   726500 SH      Shared  1, 2, 3         726500
WHEELING-PITTSBURGH CORP        COM NEW          963142302          8,228   265000 SH      Shared  1, 2, 3         265000
ZHONE TECHNOLOGIES INC          COM              98950P108          3,986  1563100 SH      Shared  1, 2, 3        1563100







03669.0001 #570721